CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Revenues - Shipping related	$ 3,951,952	$ 2,131,793
EXPENSES:
Commissions	(79,256)	(32,878)
Voyage expenses	(1,498,758)	(1,031,600)
Direct vessel operating expenses	(1,858,200)	(1,273,020)
Management fees	(197,868)	(157,273)
General and administrative expenses	(412,723)	(414,867)	(125,022)
Stock-based compensation	(4,097,034)	(1,700,000)
Depreciation and amortization expense	(233,343)	(112,676)
Total Operating Expenses	(8,377,182)	(4,722,314)	(125,022)
Operating loss from continuing operations	(4,425,230)	(2,590,521)	(125,022)
OTHER (EXPENSES)/INCOME, NET:
Interest and finance expenses	(1,896,685)	(903,976)
Interest income		42
Derivative expense - unsecured convertible promissory notes payable	(1,785,354)	(5,441,825)
Change in fair value of embedded derivative liability	4,985,109	(452,968)
Amortization of debt discount	(1,358,972)	(282,572)
Other income/(expense), net	12,245	(2,502)
Total other expenses, net	(10,013,875)	(6,177,865)
Loss from continuing operations	(14,439,105)	(8,768,386)	(125,022)
Gain/(loss) from discontinued operations	49,968	(46,964)	(160,563)
Net loss	$ (14,389,137)	$ (8,815,350)	$ (285,585)
Basic and diluted
Continuing operations	$ (0.04)	$ (46.20)	$ (4.93)
Discontinued operations	0	(0.25)	(6.32)
(Loss)/gain per share of Common Stock	$ (0.04)	$ (46.45)	$ (11.25)
Weighted average number of shares of Common Stock:
Basic and diluted	333,156,629	189,790	25,380